Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	₩ 119,098	₩ 126,995
Increase	10,445	13,613
Utilization	(4,037)	(15,188)
Reversal	(3,595)	(7,265)
Other	(487)	(48)
Business combination		991
Ending balance	121,424	119,098
Current	38,255	39,683
Non-current	83,169	79,415
Provision for restoration [Member]
Disclosure of other provisions [line items]
Beginning balance	115,089	114,731
Increase	8,041	6,823
Utilization	(2,397)	(5,679)
Reversal	(714)	(1,767)
Other	5	(10)
Business combination		991
Ending balance	120,024	115,089
Current	37,073	36,998
Non-current	82,951	78,091
Emission allowance [Member]
Disclosure of other provisions [line items]
Beginning balance	2,186	1,885
Increase	2,404	2,719
Utilization	(635)
Reversal	(2,773)	(2,418)
Ending balance	1,182	2,186
Current	1,182	2,186
Other provisions [Member]
Disclosure of other provisions [line items]
Beginning balance	1,823	10,379
Increase		4,071
Utilization	(1,005)	(9,509)
Reversal	(108)	(3,080)
Other	(492)	(38)
Ending balance	218	1,823
Current		499
Non-current	₩ 218	₩ 1,324